Basis of presentation and summary of significant accounting policies - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Accounting Policies [Line Items]
Cash current	$ 23,800,000		$ 23,800,000		$ 41,300,000
Accounts receivable reserves recorded amount	0		$ 0		$ 0
Antidilutive securities excluded from the computation of earnings per share			7,048,963	4,372,901
Kantaro Bio Sciences LLC Member
Accounting Policies [Line Items]
Performance of the contract liability	$ 10,000.00	$ 100,000	$ 20,000.00	$ 100,000
Equity method investment ownership percentage	25.00%		25.00%		25.00%
Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Estimated useful life			10 years
Share-based Payment Arrangement, Option [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share	4,977,699		4,977,699	4,372,901
Service [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk, percentage			94.00%	99.00%